Consolidated Statements of Operations (Parentheticals) - $ / shares	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Diluted weighted average shares outstanding	5,452,529	7,240,883
Diluted net income (loss) per share	$ 0.67	$ 0.30
Feutune Light Acquisition Corporation
Diluted weighted average shares outstanding	2,614,542	3,002,625
Diluted net income (loss) per share	$ (1.25)	$ (0.28)